Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	(0.09%)	3.31%	3.75%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	(3.27%)	1.76%	2.81%
Lipper Balanced Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Balanced Funds Index
Average Annual Return, Percent	9.09%	7.65%	7.87%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.88%	14.74%	14.60%
Bloomberg Intermediate Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Average Annual Return, Percent	4.70%	0.73%	2.12%
S&P 500/Bloomberg Cap Int Govt/Cr Bd [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500/Bloomberg Cap Int Govt/Cr Bd
Average Annual Return, Percent	12.02%	9.89%	10.35%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.88%	14.74%	14.60%
Lipper Mid Cap Growth Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Mid Cap Growth Funds Index
Average Annual Return, Percent	9.00%	4.90%	9.85%